High Yield Bond Core Fund
Portfolio of Investments
September 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.0%
	Aerospace/Defense—1.6%
$ 2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 2,608,249
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,431,016
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	431,339
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,880,732
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,742,725
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,097,050
	TOTAL	15,191,111
	Airlines—0.2%
1,735,417	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,731,889
	Automotive—5.9%
450,000	Adient Global Holdings Ltd., Sec. Fac. Bond, 144A, 7.000%, 4/15/2028	463,897
3,800,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	3,767,343
375,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	398,297
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,366,749
4,050,000	Dornoch Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,569,007
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,696,905
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,422,151
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,948,461
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,691,437
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,174,500
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,495,737
3,575,000	IHO Verwaltungs GmbH, 144A, 4.750%, 9/15/2026	3,503,055
400,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	393,383
4,100,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	4,017,099
1,575,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,667,160
8,025,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,066,176
3,925,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	3,417,512
400,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	403,674
1,850,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,868,999
600,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	622,418
	TOTAL	55,953,960
	Banking—0.2%
1,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	1,883,721
	Building Materials—3.8%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	313,007
3,100,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,900,732
475,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	492,072
1,175,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	1,190,232
3,775,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	3,498,994
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	4,187,415
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,079,346
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,893,866
600,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	629,293
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	700,144
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,191,115

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	$ 2,344,401
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,176,426
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,398,860
475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	492,242
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,611,472
1,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	1,902,966
	TOTAL	36,002,583
	Cable Satellite—6.7%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,297,232
4,225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	3,728,053
1,675,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	1,375,418
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,360,811
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,551,304
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,606,279
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	590,974
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,531,768
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,596,285
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,100,268
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,772,386
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,769,502
1,700,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	864,115
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	1,125,979
2,275,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	1,179,613
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	373,035
900,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	675,339
4,400,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	2,956,191
2,900,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,797,289
4,175,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,640,932
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,473,135
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	590,700
1,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,637,666
4,425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,190,608
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,495,000
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	638,431
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	845,833
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	887,901
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	886,241
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,160,996
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,453,581
3,750,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	3,751,263
	TOTAL	62,904,128
	Chemicals—2.8%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,350,528
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	689,545
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,170,776
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,663,844
4,700,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	4,106,744
1,800,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	1,821,541
650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	677,001
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,789,752

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	$ 5,498,078
1,350,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,217,944
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	786,548
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,974,815
	TOTAL	26,747,116
	Construction Machinery—0.8%
2,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,372,802
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	571,149
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,140,550
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,092,709
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,138,167
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	852,222
	TOTAL	7,167,599
	Consumer Cyclical Services—3.9%
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,226,816
6,800,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,083,478
3,250,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	3,260,062
3,000,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	3,024,051
3,225,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,214,551
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,167,551
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,604,252
2,453,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	2,458,468
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,118,957
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,411,710
1,775,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,664,162
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,685,726
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,477,507
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,488,135
	TOTAL	36,885,426
	Consumer Products—1.6%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,527,248
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,373,132
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	298,522
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	5,000,700
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,044,157
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	663,577
	TOTAL	14,907,336
	Diversified Manufacturing—1.3%
5,750,000	Emerald Debt Merger, Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,935,984
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	234,831
1,625,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,685,294
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	905,064
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,068,923
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,971,865
	TOTAL	12,801,961
	Finance Companies—2.8%
4,825,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	5,181,457
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	234,343
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	237,649
1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,510,645

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$ 900,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	$ 870,805
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	570,370
3,675,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	3,568,280
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	578,977
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	564,664
5,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,838,506
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	2,034,147
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,647,244
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,412,843
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	894,898
	TOTAL	26,144,828
	Food & Beverage—1.9%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,776,042
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,379,839
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,921,423
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	179,043
1,800,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,833,872
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,159,828
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,465,523
751,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	758,079
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	580,062
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,377,946
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,854,344
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	351,251
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,147,880
	TOTAL	17,785,132
	Gaming—5.3%
2,000,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,720,860
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,015,322
1,900,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,815,488
1,400,000	Caesars Entertainment Corp., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	1,463,533
1,975,000	Caesars Entertainment Corp., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,044,202
2,950,000	Caesars Entertainment Corp., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	2,807,996
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	772,626
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,282,658
775,000	Colt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	791,442
2,775,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	2,873,135
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	262,403
1,350,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,367,761
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,829,668
2,300,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,207,738
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,354,834
2,300,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,391,958
2,475,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	2,256,795
2,400,000	Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	2,331,298
3,800,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	3,773,743
975,000	Station Casinos, Inc., 144A, 6.625%, 3/15/2032	997,532
3,425,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,309,763
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	647,541
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,516,902

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$ 2,025,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	$ 2,186,034
1,425,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,444,482
		TOTAL	50,465,714
		Health Care—4.4%
2,400,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,363,133
2,150,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	2,035,984
1,500,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,467,266
1,225,000		CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,048,414
2,375,000		CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	2,155,821
3,175,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	3,126,782
650,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	631,621
550,000		Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	579,020
1,000,000		Embecta Corp., Sec. Fac. Bond, 144A, 5.000%, 2/15/2030	921,583
1,475,000		Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	1,405,162
400,000		Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	443,102
1,125,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,122,877
1,700,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,775,349
900,000		LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	851,264
1,600,000		Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,650,530
1,000,000		Mozart Debt Merger Sub., Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	947,614
9,325,000		Mozart Debt Merger Sub., Inc., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	9,156,429
1,125,000		Tenet Healthcare Corp., 4.250%, 6/1/2029	1,085,589
1,550,000		Tenet Healthcare Corp., 5.125%, 11/1/2027	1,545,389
2,500,000		Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	2,505,460
1,800,000		Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,877,735
3,250,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,278,535
		TOTAL	41,974,659
		Health Insurance—0.2%
1,950,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,909,571
		Independent Energy—3.2%
1,700,000		Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	1,723,732
1,000,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	988,675
675,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	676,146
1,900,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,948,011
650,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	780,428
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	65,484
575,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	609,685
350,000		Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	370,926
2,175,000		Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,263,564
3,050,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,980,189
600,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	584,433
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	369,648
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,073,457
1,550,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,557,863
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	537,659
1,275,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,296,509
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	572,568
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,382,588
1,600,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	1,521,301
1,200,000		Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,256,321

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 2,375,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	$ 2,386,695
975,000	SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	979,436
2,325,000	Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	2,393,602
	TOTAL	30,318,920
	Industrial - Other—1.6%
1,325,000	ARTERA SERVICES LLC, 1st Priority Sr. Secd. Note, 144A, 8.500%, 2/15/2031	1,312,948
2,450,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	2,496,219
6,875,000	Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,699,742
4,025,000	SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,226,322
	TOTAL	14,735,231
	Insurance - P&C—8.1%
3,025,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,115,659
875,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	841,021
2,175,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,207,848
2,950,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	3,033,700
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	303,521
225,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	224,335
1,450,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,486,282
4,125,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	3,958,777
975,000	Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	1,008,714
7,525,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	7,783,442
4,350,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,191,551
1,900,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	1,954,365
2,725,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	2,869,550
7,225,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,899,740
325,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	325,216
4,075,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,249,024
8,125,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,975,922
3,700,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,822,914
2,475,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,650,168
2,850,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,101,786
5,275,000	Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	5,537,136
1,550,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,495,672
950,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	966,484
5,950,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,171,334
	TOTAL	76,174,161
	Leisure—2.1%
425,000	Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	451,967
1,625,000	Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,647,465
300,000	Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	302,965
850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	909,686
1,750,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,751,202
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,179,555
950,000	Ncl Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	969,674
1,700,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,743,875
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	445,239
900,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	908,666
825,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	833,617
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	861,688
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,089,862

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$ 3,175,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	$ 3,290,713
3,875,000		United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,784,218
		TOTAL	20,170,392
		Lodging—1.0%
1,000,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	904,339
2,325,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,336,883
1,725,000		Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,758,770
775,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	801,494
1,550,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,623,259
1,725,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,665,240
		TOTAL	9,089,985
		Media Entertainment—3.0%
5,275,000	[1,2]	Audacy Capital Corp., 144A, 6.500%, 5/1/2027	131,875
404,000		Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	162,734
1,300,000		Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	814,009
1,275,000		iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	829,312
7,075,000		Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,845,689
1,700,000		Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	1,685,128
300,000		Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	320,528
500,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	476,524
2,175,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,068,577
625,000		Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	621,939
2,400,000		ROBLOX Corp., Sr. Unsecd. Note, 144A, 3.875%, 5/1/2030	2,236,330
450,000		Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	259,697
725,000		Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	631,511
725,000		Sinclair Television Group, Sec. Fac. Bond, 144A, 4.125%, 12/1/2030	568,219
3,100,000		Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	2,249,438
1,825,000		Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,739,732
2,700,000		Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	1,599,750
2,750,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,663,756
1,825,000		Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,867,450
625,000		Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	451,664
		TOTAL	28,223,862
		Metals & Mining—0.8%
825,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	767,452
2,150,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,188,914
1,900,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,923,257
3,000,000		Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,916,206
		TOTAL	7,795,829
		Midstream—5.1%
950,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	944,180
3,425,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,430,744
2,075,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,079,818
1,675,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	1,734,950
550,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	572,231
750,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	787,680
2,600,000		Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	2,566,074
3,275,000		CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,064,621
2,875,000		DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,723,612
1,900,000		EQM Midstream Partners, LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,926,970

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 650,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	$ 672,653
2,325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,276,308
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,188,269
2,625,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	2,705,847
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	978,573
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	357,162
1,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,732,700
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,087,597
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,717,366
2,375,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,453,213
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,621,739
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,323,835
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,612,842
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,051,165
1,500,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,528,618
975,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	958,995
1,400,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	1,401,256
375,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	340,857
	TOTAL	47,839,875
	Oil Field Services—1.9%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,274,476
2,100,000	Archrock Partners LP /Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,108,282
2,350,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	2,433,855
900,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	844,626
325,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	335,459
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	376,136
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	547,495
1,585,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,589,390
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,094,179
3,100,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,195,300
	TOTAL	17,799,198
	Packaging—4.6%
4,408,496	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	998,269
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,836,966
6,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	5,168,580
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,642,195
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	829,142
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	558,621
975,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	996,921
8,250,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	8,385,696
2,500,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	2,565,772
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,577,502
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,153,370
2,147,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,159,105
1,850,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	1,902,877
1,500,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,550,656
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,322,915
1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	1,271,566
6,625,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,647,439
	TOTAL	43,567,592

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Paper—0.5%
$ 2,000,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	$ 1,884,790
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,712,408
	TOTAL	4,597,198
	Pharmaceuticals—1.5%
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	829,778
3,450,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	2,116,833
550,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	339,299
5,050,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,734,675
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,451,880
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	594,562
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	477,315
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,252,596
	TOTAL	13,796,938
	Restaurant—1.4%
9,275,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	8,561,063
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	849,506
850,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	863,345
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,365,696
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,409,621
	TOTAL	13,049,231
	Retailers—1.7%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,583,874
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	862,147
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,383,992
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,541,971
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,335,681
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	503,248
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	483,733
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	1,015,866
3,825,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	4,064,560
1,525,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,589,257
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	824,055
	TOTAL	16,188,384
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,133,076
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	277,045
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,275,489
400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	404,141
	TOTAL	5,089,751
	Technology—12.5%
850,000	Amentum Escrow Corp., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	887,866
625,000	AMS AG, Sr. Unsecd. Note, 144A, 12.250%, 3/30/2029	665,289
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,465,693
1,925,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	1,212,506
1,250,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., 144A, 8.000%, 6/15/2029	1,301,225
3,200,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	3,275,261
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	5,343,512
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	4,008,141
975,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,019,951
4,225,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	4,303,036

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	$ 3,964,359
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,071,191
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	3,001,895
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,741,108
875,000	Entegris Escrow Corp., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	863,056
4,400,000	Entegris Escrow Corp., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,485,606
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	289,758
1,925,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,033,333
1,026,795	Goto Group, Inc., First Out, Series 144A, 5.5%, 05/01/2028, 144A, 5.500%, 5/1/2028	792,604
1,417,955	Goto Group, Inc., Second Out, Series 144A, 5.5%, 05/01/2028, 144A, 5.500%, 5/1/2028	436,140
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,870,751
1,000,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	926,049
700,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	731,258
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,798,361
9,000,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	8,787,039
8,250,000	Minerva Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,931,389
1,450,000	NCR Atleos Escrow Corp., 144A, 9.500%, 4/1/2029	1,597,420
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	884,126
2,725,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	2,668,929
1,300,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,267,823
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,372,244
3,100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,963,318
500,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	522,210
5,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,143,613
1,825,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,788,763
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	108,648
825,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	901,061
2,941,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	3,417,339
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,532,395
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	939,080
5,425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,426,828
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	775,984
1,850,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,754,016
2,825,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,679,359
5,225,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	5,402,786
1,750,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,589,737
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	731,408
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,358,702
	TOTAL	118,032,166
	Transportation Services—0.4%
1,825,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,919,493
1,525,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,590,776
	TOTAL	3,510,269
	Utility - Electric—2.7%
400,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	371,023
2,800,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,713,463
3,000,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,960,468
800,000	NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	782,248
2,500,000	NextEra Energy Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,637,948
1,081,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,083,463

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	$ 863,062
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	907,082
187,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	170,519
2,025,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,939,784
2,400,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,376,330
1,525,000	TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,612,145
3,475,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,476,594
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	399,683
825,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	868,517
2,300,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,477,946
	TOTAL	25,640,275
	TOTAL CORPORATE BONDS (IDENTIFIED COST $941,335,351)	906,075,991
	INVESTMENT COMPANY—3.1%
29,713,677	Federated Hermes Government Obligations Fund, Premier Shares, 4.84%[3] (IDENTIFIED COST $29,713,677)	29,713,677
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $971,049,028)	935,789,668
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	8,084,714
	TOTAL NET ASSETS—100%	$943,874,382
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 12/31/2023	$32,017,578	$—	$32,017,578
Purchases at Cost	$120,104,675	$91,926,594	$212,031,269
Proceeds from Sales	$(152,101,748)	$(62,212,917)	$(214,314,665)
Change in Unrealized Appreciation/Depreciation	$(4,295)	$—	$(4,295)
Net Realized Gain/(Loss)	$(16,210)	$—	$(16,210)
Value as of 9/30/2024	$—	$29,713,677	$29,713,677
Shares Held as of 9/30/2024	—	29,713,677	29,713,677
Dividend Income	$615,356	$558,138	$1,173,494

1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.

■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$906,075,991	$—	$906,075,991
Investment Company	29,713,677	—	—	29,713,677
TOTAL SECURITIES	$29,713,677	$906,075,991	$—	$935,789,668

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind